Share Capital - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended			1 Months Ended
	Sep. 08, 2010	Feb. 10, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Mar. 26, 2010 American Depositary Shares	Dec. 31, 2009 American Depositary Shares	Sep. 30, 2006 American Depositary Shares Maximum	Dec. 31, 2009 American Depositary Shares Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, shares authorized				50,000,000,000,000	50,000,000,000,000
Ordinary shares, par value				$ 0.00002	$ 0.00002
Share repurchase authorized amount								$ 40
Share repurchased							61,200		918,000
Share repurchased, per share							$ 0.21
Shares subsequently cancelled						61,200
Shares issued for acquisition Cityland		65,934,066
Shares issued upon conversion of Convertible Note	78,814,628
Issuance of ordinary shares upon vesting			16,454
Ordinary shares, issued				794,003,193	794,003,193
Ordinary shares, outstanding				794,003,193	794,003,193